Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Disclosure on Geographic Areas, Percent of Revenue from External Customers Attributed to Foreign Countries									13.00%
Disclosure on Geographic Areas, Long-Lived Assets in Foreign Countries	$ 56.0				$ 46.1				$ 56.0	$ 46.1
Segment Reporting, Disclosure of Major Customers									276.8	206.1	204.2
Entity-Wide Revenue, Major Customer, Percentage									11.00%	20.00%	21.00%
Net Sales	1,043.1	633.0	438.0	297.0	291.7	257.3	248.2	236.9	2,411.1	1,034.1	958.9
Operating Income (Loss)									(207.7)	107.8	139.1
Other Expenses									96.7	53.5	32.5
Restructuring expenses									1.1	3.8	0
Loss on foreign currency									(14.0)	(0.1)	(0.5)
Impairment of goodwill and other intangible assets	295.6	0	0	0	2.9	0	0	0	295.6	2.9	0
Loss on write-down of assets held for sale									5.4	0	0
Interest Expense, net									183.7	85.5	60.3
Other (Expense) Income									(35.5)	0	1.6
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(426.9)	22.3	80.4
Additions to property									(115.5)	(32.8)	(30.9)
Depreciation and amortization									155.8	76.8	63.2
Assets	7,731.1				3,473.8				7,731.1	3,473.8
Consumer Brands Segment [Member]
Segment Reporting Information [Line Items]
Net Sales									1,256.4	996.7	958.9
Operating Income (Loss)									171.6	175.1	171.6
Additions to property									(39.0)	(24.7)	(21.6)
Depreciation and amortization									68.6	59.3	60.3
Assets	2,932.2				2,812.9				2,932.2	2,812.9
Michael Foods Group Segment [Member]
Segment Reporting Information [Line Items]
Net Sales									874.8	0	0
Operating Income (Loss)									21.6	0	0
Additions to property									(29.2)	0
Depreciation and amortization									56.6	0	0
Assets	3,726.5				0				3,726.5	0
Private Label Segment [Member]
Segment Reporting Information [Line Items]
Net Sales									280.6	37.8	0
Operating Income (Loss)									19.0	2.5	0
Additions to property									(37.6)	0
Depreciation and amortization									15.7	2.6	0
Assets	558.6				172.0				558.6	172.0
Corporate [Member]
Segment Reporting Information [Line Items]
Loss on foreign currency									13.1	0	0
Additions to property									(9.7)	(8.1)	(9.3)
Depreciation and amortization									6.9	5.3	2.9
Assets	513.8				488.9				513.8	488.9
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net Sales									(0.7)	(0.4)	0
Total Segment [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)									212.2	177.6	171.6
Depreciation and amortization									140.9	61.9	60.3
Accelerated depreciation [Member]
Segment Reporting Information [Line Items]
Restructuring expenses									$ 8.0	$ 9.6	$ 0